INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Summary of income tax reconciliation

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$218.0	$188.7	$236.7
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(0.4)	(1.2)	(48.5)
Change in benefit arising from the recognition of current and prior year tax losses (notes 6 and 30)	—	(18.5)	(47.0)
Other	(2.1)	(1.5)	(0.2)
Income taxes	$215.5	$167.5	$141.0

Summary of components of net deferred income tax liability and their impact on the deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2019	2018	2019	2018	2017
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Loss carryforwards	$1.8	$22.8	$17.4	$(8.0)	$3.6
Accounts payable, accrued charges, provisions and deferred revenue	8.1	13.9	5.8	0.6	1.4
Defined benefit plans	55.2	40.6	3.8	(3.2)	(1.9)
Contract assets	(58.8)	(54.3)	4.5	5.8	7.4
Property, plant and equipment	(480.7)	(471.7)	9.0	(16.4)	84.5
Goodwill, intangible assets and other assets	(301.8)	(233.4)	64.3	34.0	43.9
Long-term debt and derivative financial instruments	(26.3)	(21.0)	3.0	1.3	(7.4)
Other	16.0	16.7	0.7	(1.5)	0.7
	$(786.5)	$(686.4)	$108.5	$12.6	$132.2

Summary of changes in the net deferred income tax liability

	Note	2019	2018
			(restated,
			note 1(b))
Balance at beginning of year		$(686.4)	$(683.5)
Recognized in income from continuing operations		(108.5)	(12.6)
Recognized in other comprehensive income		16.3	(3.8)
Acquisition of tax deductions	28	14.9	13.9
Business acquisitions		(4.1)	—
Discontinued operations and other		(18.7)	(0.4)
Balance at end of year		$(786.5)	$(686.4)

Deferred income tax asset		$34.3	$51.8
Deferred income tax liability		(820.8)	(738.2)
		$(786.5)	$(686.4)